SEGMENTED INFORMATION (Details 1) - USD ($)	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Total Long Lived Assets	$ 5,879	$ 10,874	$ 15,706
North America [Member]
Total Long Lived Assets
Asia [Member]
Total Long Lived Assets	$ 5,879	$ 10,874	$ 15,706